Income tax expense (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Income Tax Expense

	2022	2021	2020
	US$M	US$M	US$M
		Restated	Restated
Total taxation expense comprises:
Current tax expense	10,673	9,018	4,285
Deferred tax expense/(benefit)	64	1,598	(88)

	10,737	10,616	4,197

Summary of Factors Affecting Income Tax Expense

	2022	2021	2020
	US$M	US$M	US$M
		Restated	Restated
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	33,137	24,292	12,825

Tax on profit at Australian prima facie tax rate of 30 per cent	9,941	7,288	3,847

Non-tax effected operating losses and capital gains 1	1,087	2,640	409
Tax on remitted and unremitted foreign earnings	441	485	225
Investment and development allowance	–	–	(99)
Tax rate changes	–	(1)	(8)
Recognition of previously unrecognised tax assets	(3)	(28)	(7)
Tax effect of loss from equity accounted investments, related impairments and expenses 2	(19)	315	153
Amounts (over)/under provided in prior years	(80)	(57)	13
Foreign exchange adjustments	(233)	(33)	41
Impact of tax rates applicable outside of Australia	(801)	(669)	(272)
Other	97	436	(86)

Income tax expense	10,430	10,376	4,216

Royalty-related taxation (net of income tax benefit)	307	240	(19)

Total taxation expense	10,737	10,616	4,197

1
Includes the tax impacts related to the exceptional impairments of
US deferred tax assets in the year ended 30 June 2022
,

NSWEC and Potash in the year ended 30 June 2021 and Cerro Colorado in the year ended 30 June 2020, as presented in note 3 ‘Exceptional items’.

2
The loss from equity accounted investments, related impairments and expenses is net of income tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’. This item removes the prima facie tax effect on such loss, related impairments and expenses, excluding the impact of the Samarco forward exchange derivatives which are taxable.

Income tax recognised in other comprehensive income is as follows:

Summary of Income Tax Recognised in Other Comprehensive Income

	2022	2021	2020
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement :
Hedges:
Gains/(losses) taken to equity	274	(259)	94
(Gains)/losses transferred to the income statement	(264)	252	(89)
Others	–	(1)	–

Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	10	(8)	5

Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(9)	(21)	25
Others	–	1	1

Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(9)	(20)	26

Total income tax credit/(charge) relating to components of other comprehensive income 1	1	(28)	31

1
Included within total income tax relating to components of other comprehensive income is US$1 million relating to deferred taxes and US$ nil relating to current taxes (2021: US$(28) million and US$ nil; 2020: US$31 million and US$
nil
).